20. Regulatory Capital Requirements (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Company [Member]
Common equity tier 1 capital to risk-weighted assets amount		$ 64,564	$ 59,523
Common equity tier 1 capital to risk-weighted assets ratio		12.94%	12.75%
Tier I capital to risk-weighted assets amount		$ 64,564	$ 59,523
Tier I capital to risk-weighted assets ratio		12.94%	12.75%
Total capital to risk-weighted assets amount		$ 70,210	$ 65,005
Total capital to risk-weighted assets ratio		14.08%	13.93%
Tier I capital to average assets amount		$ 64,564	$ 59,523
Tier I capital to average assets ratio		9.26%	9.05%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 22,446	$ 21,003
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio		4.50%	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 29,928	$ 28,004
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio		6.00%	6.00%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 39,904	$ 37,338
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio		8.00%	8.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount		$ 27,890	$ 26,304
Tier I capital to average assets minimum for capital adequacy purposes ratio		4.00%	4.00%
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	[1]
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	[1]
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	[1]
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	[1]
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	[1]
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	[1]
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	[1]
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	[1]
Bank
Common equity tier 1 capital to risk-weighted assets amount		$ 63,960	$ 58,920
Common equity tier 1 capital to risk-weighted assets ratio		12.84%	12.64%
Tier I capital to risk-weighted assets amount		$ 63,960	$ 58,920
Tier I capital to risk-weighted assets ratio		12.84%	12.64%
Total capital to risk-weighted assets amount		$ 69,606	$ 64,401
Total capital to risk-weighted assets ratio		13.97%	13.82%
Tier I capital to average assets amount		$ 63,960	$ 58,920
Tier I capital to average assets ratio		9.18%	8.97%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 22,419	$ 20,972
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio		4.50%	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 29,893	$ 27,963
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio		6.00%	6.00%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount		$ 39,857	$ 37,284
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio		8.00%	8.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount		$ 27,867	$ 26,279
Tier I capital to average assets minimum for capital adequacy purposes ratio		4.00%	4.00%
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	[1]	$ 32,384	$ 30,293
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	[1]	6.50%	6.50%
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	[1]	$ 39,857	$ 37,284
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	[1]	8.00%	8.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	[1]	$ 49,821	$ 46,605
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	[1]	10.00%	10.00%
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	[1]	$ 34,834	$ 32,849
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	[1]	5.00%	5.00%

[1]	Applicable to banks, but not bank holding companies.